INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership Interest and Book Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Book value	$ 7,711	$ 117,191
Cfc Sk Eldorado Latam Advisory Company S.A.S. [Member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 398	$ 345
Cfc Sk El Dorado Latam Management Company Ltd [Member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 6,764	$ 4,568
Cfc Sk Eldorado Latam Capital Partners, Ltd.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 549	$ 495
Concesionaria Ruta Del Sol S.A.S. [Member]
Disclosure of joint ventures [line items]
Ownership interest	33.00%	33.00%
Book value		$ 111,783